Trade and Other Receivables - Schedule of Aging of Receivables that are Past Due the Average Credit Period (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	[1]	$ 8,332,937	$ 4,053,540
30 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets		21,842	824,795
31 days to 60 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets		23,193	101,561
61 days to 210 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets		234,297	1,396,810
211 days to 240 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets		879	792,072
241 days to 1 year [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets		$ 8,052,726	$ 938,302

[1]	These amounts are stated before any deduction for provision for allowance for ECL and are not secured by any collateral or credit enhancements.